Property, Plant and Equipment - Purchase Price Allocation (Details) (Details) - Nov. 08, 2017 - Superior Refinery [Member] $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Working Capital	$ 108	$ 85
Property, plant and equipment recognised as of acquisition date	577	454
Asset Retirement Obligation Recognized as at Acquisition Date	(9)	(7)
Employee Future Benefits Recognized as of Acquisition Date	(6)	(5)
Identifiable assets acquired (liabilities assumed)	$ 670	$ 527